Qualified Affordable Housing Project Investments	12 Months Ended
Dec. 31, 2015
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments

NOTE 8 – QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company invests in qualified affordable housing projects. At December 31, 2015 and 2014, the balances of the investments in qualified affordable housing projects were $4,939 and $4,280. These balances are reflected in the other assets line in the consolidated balance sheets. Total unfunded commitments related to the investments in qualified affordable housing projects totaled $3,093 and $3,146 at December 31, 2015 and 2014. The Company expects to fulfill these commitments during the years 2016 through 2024.

During the years ended December 31, 2015 and 2014, the Company recognized amortization expense of $224 and $248, which was included within pretax income on the consolidated statements of income. Additionally, during the years ended December 31, 2015 and 2014, the Company recognized tax credits from its investment in affordable housing tax credits of $435 and $399.